Nature of the Business	6 Months Ended
Jun. 30, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of the Business

1. Nature of the Business

Freeline Therapeutics Holdings plc (formerly Freeline Therapeutics Holdings Limited) (the “Company”) is a clinical-stage, fully integrated, next generation, systemic, AAV-based gene therapy company targeting the liver. Its vision is to create better lives for people suffering from inherited, systemic debilitating diseases using the potential of gene therapy as a one-time treatment to provide potential functional cures through sustained physiological protein levels leveraging the high expression enabled by our proprietary gene therapy platform. Freeline is headquartered in the UK and has operations in Germany and the US.

The Company is a public limited company originally incorporated pursuant to the laws of England and Wales in April 2020 as a private limited company named Freeline Therapeutics Holdings Limited, with nominal assets and liabilities, for the purposes of becoming the ultimate holding company for Freeline Therapeutics Limited and consummating the corporate reorganization described below.  Freeline Therapeutics Limited was formed as a separate company in March 2015. Freeline Therapeutics Holdings plc and Freeline Holdings (UK) Limited (a wholly owned direct subsidiary of Freeline Therapeutics Holdings plc formed in April 2020 for the purpose of becoming the direct holding company of Freeline Therapeutics Limited) are holding companies which have not conducted any operations prior to the corporate reorganization other than activities incidental to their formation.

The corporate reorganization took place in several steps, of which the following were completed as of June 30, 2020:

•

Redesignation of the share capital of Freeline Therapeutics Holdings Limited: The single ordinary share in the share capital of Freeline Therapeutics Holdings Limited was redesignated as a B ordinary share with the same rights attached to a B ordinary share of Freeline Therapeutics Limited.

•

Exchange of Freeline Therapeutics Limited Shares for Freeline Therapeutics Holdings Limited Shares: All shareholders of Freeline Therapeutics Limited exchanged each of the shares held by them for shares of Freeline Therapeutics Holdings Limited to result in them holding the same number and class of newly issued shares of £1.00 nominal value each of Freeline Therapeutics Holdings Limited and, as a result, Freeline Therapeutics Holdings Limited became the sole shareholder of Freeline Therapeutics Limited.

•

Subdivision of the share capital of Freeline Therapeutics Holdings Limited: Each share resulting from the exchange described in the previous step was subdivided into (i) one share of the same class, with a nominal value of £0.00001, and (ii) one deferred share of £0.99999 nominal value.

As a result of the above the Company is the successor to Freeline Therapeutics Limited (the “Predecessor”) and the financial information for periods prior to the incorporation of the Company represents that of the Predecessor.

Going Concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from its product sales.

The Company has funded its operations primarily with proceeds from the sale of its equity securities. The Company has incurred recurring losses since its inception, including net losses of $33.3 million and $24.7 million for the six months ended June 30, 2020 and 2019, respectively. In addition, the Company had an accumulated deficit of $152.9 million as of June 30, 2020.

The net cash flow used in operating and investing activities was $31.3 million for the six months ended June 30, 2020. The Company believes the cash on hand at June 30, 2020 of $106.6 million together with the net proceeds from its initial public offering ("IPO”) of $166.6 million will be sufficient to fund the Company's operations for more than 12 months from the issuance date of these unaudited condensed consolidated financial statements. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations.

The Company continues to assess what impact the COVID-19 pandemic may have on its ability to advance the development of drug candidates or to raise financing to support the development of drug candidates, but no assurances can be given that this analysis will enable it to avoid part or all of any impact from the spread of COVID-19 or its consequences, including downturns in business sentiment generally or in its sector in particular. The Company cannot presently predict the scope and severity of any potential business shutdowns or disruptions, but if the Company or any of the third parties with whom it conducts business, were to experience shutdowns or other business disruptions, its ability to conduct business in the manner and on the timelines presently planned could be materially and adversely impacted, specifically as related to delays from COVID-19 in both the progress of clinical trials and  the advancement of product candidates. The recent resurgence in the incidence of COVID-19 in Europe, the U.S. and other countries has had a significant impact on the medical centers at which the Company plans to conduct its clinical trials, and it is likely that there will be delays in the resumption of the treatment of patients in the Company’s trials.